Export duties, net, and tariffs - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of contingent liabilities [line items]
Export duties payable	$ 166	$ 46	$ 24
USDOC
Disclosure of contingent liabilities [line items]
Export duties payable	$ 1,003	$ 898